Schedule of Investments (unaudited)
September 30, 2024
BlackRock LifePath® Dynamic 2070 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 87.8%
BlackRock Advantage Emerging Markets Fund, Class K	19,420	$ 210,703
BlackRock Tactical Opportunities Fund, Class K	354	5,024
Diversified Equity Master Portfolio	$2,231,606	2,231,606
International Tilts Master Portfolio	$440,216	440,216
iShares Developed Real Estate Index Fund, Class K	15,010	157,607
iShares MSCI Canada ETF	2,141	88,894
iShares MSCI EAFE ETF	361	30,190
iShares MSCI EAFE Small-Cap ETF	3,615	244,736
iShares MSCI USA Value Factor ETF	741	80,799
iShares Russell 2000 ETF	160	35,342
		3,525,117
Fixed-Income Funds — 1.3%
BlackRock Diversified Fixed Income Fund, Class K	346	3,401
BlackRock High Yield Bond Portfolio, Class K	2,768	20,040
iShares iBoxx $ Investment Grade Corporate Bond ETF	208	23,500
iShares TIPS Bond ETF	40	4,419
		51,360

Security	Shares	Value
Money Market Funds — 10.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(b)	404,350	$ 404,350
Total Investments — 99.2% (Cost: $3,979,822)		3,980,827
Other Assets Less Liabilities — 0.8%		30,904
Net Assets — 100.0%		$ 4,011,731

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/25/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ —	$ 207,402	$ —	$ —	$ 3,301	$ 210,703	19,420	$ —	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	404,350 (b)	—	—	—	404,350	404,350	734	—
BlackRock Diversified Fixed Income Fund, Class K	—	3,411	—	—	(10)	3,401	346	2	—
BlackRock High Yield Bond Portfolio, Class K	—	20,012	—	—	28	20,040	2,768	11	—
BlackRock Tactical Opportunities Fund, Class K	—	4,989	—	—	35	5,024	354	—	—
Diversified Equity Master Portfolio	—	2,231,076 (b)(c)	—	2,395	(1,865)	2,231,606	$2,231,606	1,081	—
International Tilts Master Portfolio	—	440,139 (b)(c)	—	2,665	(2,588)	440,216	$440,216	989	—
iShares Developed Real Estate Index Fund, Class K	—	178,051	(19,883)	(114)	(447)	157,607	15,010	—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	23,606	—	—	(106)	23,500	208	—	—
iShares MSCI Canada ETF	—	89,209	—	—	(315)	88,894	2,141	—	—
iShares MSCI EAFE ETF	—	30,409	—	—	(219)	30,190	361	—	—
iShares MSCI EAFE Small-Cap ETF	—	241,804	—	—	2,932	244,736	3,615	—	—
iShares MSCI USA Value Factor ETF	—	80,485	—	—	314	80,799	741	—	—
iShares Russell 2000 ETF	—	35,382	—	—	(40)	35,342	160	120	—
iShares TIPS Bond ETF	—	4,434	—	—	(15)	4,419	40	—	—
				$ 4,946	$ 1,005	$ 3,980,827		$ 2,937	$ —

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic 2070 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	1	12/20/24	$ 112	$ 117
MSCI EAFE Index	1	12/20/24	124	753
MSCI Emerging Markets Index	3	12/20/24	176	878
S&P 500 Micro E-Mini Index	5	12/20/24	145	519
				$ 2,267
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	175,000	USD	121,414	Goldman Sachs International	12/18/24	$ (332)
CAD	54,000	USD	40,123	UBS AG	12/18/24	(117)
EUR	35,757	USD	39,979	Barclays Bank PLC	12/18/24	(51)
EUR	35,000	USD	39,244	Goldman Sachs International	12/18/24	(162)
						$ (662)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 853,295	$ —	$ —	$ 853,295
Fixed-Income Funds	51,360	—	—	51,360
Money Market Funds	404,350	—	—	404,350
	$1,309,005	$—	$—	1,309,005
Investments Valued at NAV(a)				2,671,822
				$ 3,980,827

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic 2070 Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 2,267	$ —	$ —	$ 2,267
Liabilities
Foreign Currency Exchange Contracts	—	(662)	—	(662)
	$2,267	$(662)	$—	$1,605

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
Schedule of Investments